Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Trading assets:
Trading securities, assets		€ 148,811	€ 173,196
Other trading assets	[1]	11,835	11,466
Total trading assets		160,646	184,661
Positive market values from derivative financial instruments		347,582	361,032
Total trading financial assets		508,228	545,693
Non-trading financial assets mandatory at fair value through profit or loss [Abstract]
Securities purchased under resale agreements		39,549
Securities borrowed		21,367
Loans		13,269
Other financial assets mandatory at fair value through profit or loss		19,184	0
Total non-trading financial assets mandatory at fair value through profit or loss		93,370	0
Financial assets designated at fair value through profit or loss:
Securities purchased under resale agreements		0	57,843
Securities borrowed		0	20,254
Loans		0	4,802
Other financial assets designated at fair value through profit or loss		673	8,377
Total fiinancial assets designated at fair value through profit or loss		673	91,276
Total financial assets at fair value through profit or loss		€ 602,270	€ 636,970

[1]	Includes traded loans of 10.7 billion and 10.9 billion at June 30, 2018 and December 31, 2017, respectively.